Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net earnings	$ 53,221	$ 66,264
Adjustments to reconcile net earnings to net cash provided by operating activities
Depreciation	15,161	14,476
Amortization	5,176	4,976
Share-based compensation	7,632	5,891
Deferred income taxes	18,123	13,231
Amortization of broadcast rights	6,213	8,605
Payments for broadcast rights	(7,570)	(9,325)
Excess tax benefits from share-based payments	(83)	(317)
Changes in assets and liabilities	(29,126)	(19,277)
Net cash provided by operating activities	68,747	84,524
Cash flows from investing activities
Acquisitions of businesses	(55,548)	(28,556)
Additions to property, plant, and equipment	(26,621)	(11,168)
Other	(1,563)
Net cash used in investing activities	(83,732)	(39,724)
Cash flows from financing activities
Proceeds from issuance of long-term debt	85,000	12,500
Repayments of long-term debt	(30,000)	(67,500)
Purchases of Company stock	(15,311)	(6,030)
Dividends paid	(28,722)	(21,017)
Proceeds from common stock issued	2,332	6,622
Excess tax benefits from share-based payments	83	317
Other	0	(51)
Net cash provided by (used in) financing activities	13,382	(75,159)
Net decrease in cash and cash equivalents	(1,603)	(30,359)
Cash and cash equivalents at beginning of period	27,721	48,574
Cash and cash equivalents at end of period	$ 26,118	$ 18,215